Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 11,888,250
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	0.61
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	$ 4,542,715
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	$ (1,886,250)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	0.53
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	$ 0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	$ (1,077,000)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	0.32
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	$ 0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	$ 2,883,500
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	0.74
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	$ 0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	$ 11,808,500
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	0.62
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	$ 4,273,243
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	$ (1,550,000)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 17	0.86
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 18	$ 0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 19	$ (155,000)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 20	0.32
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 21	$ 0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 22	$ 2,510,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 23	0.49
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 24	$ 0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 25	$ 12,613,500
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 26	0.57
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 27	$ 3,940,061
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 28	$ 12,588,400
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 29	0.57
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 30	$ 3,904,620